Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 25, 2020
FDIC insured amount	$ 250,000		$ 250,000
Uninsured cash balance	1,280,186		1,867,286	$ 2,490,645
Change in fair value of derivative liabilities	$ (346,129)			$ (191,656)
Private Placement Offering [Member]
Warrants to purchase common stock					1,282,279